UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03504

UBS RMA Tax-Free Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Item 1.  Schedule of Investments

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — 82.75%
Alabama — 0.39%
University of Alabama Revenue (University Hospital), Series C,
0.420%, VRD	6,500,000	6,500,000
University of Alabama Revenue, Series B,
0.410%, VRD	4,875,000	4,875,000

		11,375,000

Alaska — 0.92%
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project),
0.360%, VRD	6,200,000	6,200,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Pipeline Co. Project),
0.360%, VRD	5,000,000	5,000,000
Series A,
0.340%, VRD	6,700,000	6,700,000
Series B,
0.340%, VRD	8,500,000	8,500,000
Series C,
0.340%, VRD	690,000	690,000

		27,090,000

California — 5.03%
Bay Area Toll Authority Toll Bridge Revenue (Bay Area),
Series B-2,
0.390%, VRD	2,000,000	2,000,000
Series G-1,
0.390%, VRD	5,000,000	5,000,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A,
0.400%, VRD	1,200,000	1,200,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1,
0.380%, VRD	5,000,000	5,000,000
California State Enterprise Development Authority Revenue (Robert Louis Stevenson School),
0.390%, VRD	7,650,000	7,650,000
California State Kindergarten,
Series A1,
0.330%, VRD	10,000,000	10,000,000
Series A2,
0.320%, VRD	5,100,000	5,100,000
Series B4,
0.350%, VRD	1,100,000	1,100,000
California State, Series A-1,
0.370%, VRD	4,135,000	4,135,000
Irvine Unified School District Special Tax (Community Facilities District No. 09), Series B,
0.410%, VRD	10,000,000	10,000,000
Metropolitan Water District Southern California Revenue Refunding, Series A-2,
0.390%, VRD	3,480,000	3,480,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
California — (concluded)
Modesto Water Revenue Certificates of Participation Refunding, Series A,
0.480%, VRD	3,880,000	3,880,000
Sacramento Municipal Utility District (Subordinate Lien), Series L,
0.400%, VRD	90,000	90,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A,
0.390%, VRD	15,000,000	15,000,000
Santa Clara Electric Revenue, Subseries B,
0.380%, VRD	4,500,000	4,500,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding,
Series A,
0.380%, VRD	28,040,000	28,040,000
Series B,
0.390%, VRD	12,265,000	12,265,000
Series C,
0.500%, VRD	13,390,000	13,390,000
Whittier Health Facilities Revenue (Presbyterian Intercommunity), Series A,
0.400%, VRD	15,700,000	15,700,000

		147,530,000

Colorado — 3.64%
Denver City & County Certificates of Participation Refunding,
Series A1,
0.350%, VRD	42,025,000	42,025,000
Series A2,
0.350%, VRD	19,445,000	19,445,000
Series A3,
0.350%, VRD	33,610,000	33,610,000
El Paso County Revenue (YMCA Pikes Peak Region Project),
0.420%, VRD	11,640,000	11,640,000

		106,720,000

Connecticut — 0.77%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University),
Series V-1,
0.340%, VRD	10,000,000	10,000,000
Series V-2,
0.320%, VRD	12,685,000	12,685,000

		22,685,000

District of Columbia — 1.21%
District of Columbia Revenue (German Marshall Fund of United States),
0.420%, VRD	8,000,000	8,000,000
District of Columbia University Revenue Refunding (Georgetown University), Series B,
0.400%, VRD	15,050,000	15,050,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
District of Columbia — (concluded)
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1,
0.380%, VRD	9,225,000	9,225,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue Subseries D-2,
0.370%, VRD	3,100,000	3,100,000

		35,375,000

Florida — 1.06%
JEA Water & Sewer System Revenue,
Subseries A-1,
0.370%, VRD	7,500,000	7,500,000
Subseries B-1,
0.380%, VRD	10,445,000	10,445,000
Orange County Health Facilities Authority Revenue (Hospital-Orlando Regional), Series E,
0.450%, VRD	4,300,000	4,300,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B,
0.480%, VRD	8,980,000	8,980,000

		31,225,000

Georgia — 1.50%
Private Colleges & Universities Authority Revenue (Emory University),
Series B-1,
0.450%, VRD	10,200,000	10,200,000
Series B-2,
0.370%, VRD	13,825,000	13,825,000
Series C-4,
0.370%, VRD	19,885,000	19,885,000

		43,910,000

Illinois — 8.11%
Chicago Waterworks Revenue (Second Lien),
Subseries 2000-1,
0.490%, VRD	3,000,000	3,000,000
Subseries 2000-2,
0.490%, VRD	9,000,000	9,000,000
Chicago Waterworks Revenue Refunding,
Subseries 2004-1,
0.490%, VRD	4,845,000	4,845,000
Subseries 2004-2,
0.530%, VRD	9,690,000	9,690,000
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates), Series 1919,
0.440%, VRD[1,2]	10,010,000	10,010,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project),
0.400%, VRD	1,900,000	1,900,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.520%, VRD	17,000,000	17,000,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Illinois — (concluded)
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B,
0.450%, VRD	11,400,000	11,400,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B,
0.400%, VRD	29,175,000	29,175,000
Illinois Finance Authority Revenue (Rush University Medical Center), Series A,
0.480%, VRD	9,700,000	9,700,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project),
0.430%, VRD	5,675,000	5,675,000
Illinois Finance Authority Revenue (University of Chicago), Series B,
0.480%, VRD	9,755,000	9,755,000
Illinois Finance Authority Revenue (Wesleyan University),
0.480%, VRD	5,860,000	5,860,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.),
0.420%, VRD	25,145,000	25,145,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A,
0.400%, VRD	22,690,000	22,690,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C,
0.480%, VRD	14,595,000	14,595,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B,
0.350%, VRD	16,050,000	16,050,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-2D,
0.390%, VRD	21,700,000	21,700,000
Illinois State, Series B-4,
0.500%, VRD	5,000,000	5,000,000
Lombard Revenue (National University Health Sciences Project),
0.510%, VRD	5,915,000	5,915,000

		238,105,000

Indiana — 1.83%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project),
Series A-4,
0.370%, VRD	3,700,000	3,700,000
Series A-5,
0.350%, VRD	18,080,000	18,080,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Indiana — (concluded)
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.),
Series C,
0.400%, VRD	4,000,000	4,000,000
Series D,
0.400%, VRD	2,920,000	2,920,000
Indiana Finance Authority Revenue (Ascension Health Senior Credit Group), Series E-4,
0.390%, VRD	6,000,000	6,000,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A,
0.370%, VRD	5,610,000	5,610,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured),
0.480%, VRD	9,350,000	9,350,000
Lawrenceburg Pollution Control Revenue Refunding (Indiana Michigan Power Co. Project), Series H,
0.420%, VRD	4,000,000	4,000,000

		53,660,000

Kansas — 1.58%
Kansas State Department of Transportation Highway Revenue, Series C-4,
0.380%, VRD	35,500,000	35,500,000
Mission Multi-Family Revenue Refunding (Housing Silverwood Apartment Project), (FNMA Insured),
0.410%, VRD	11,000,000	11,000,000

		46,500,000

Kentucky — 0.19%
Boone County Pollution Control Revenue Refunding (Duke Energy, Inc.),
0.390%, VRD	5,500,000	5,500,000

Louisiana — 1.44%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project),
Series A,
0.360%, VRD	21,500,000	21,500,000
Series B,
0.360%, VRD	2,100,000	2,100,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Gulf Opportunity Zone (ExxonMobil Project),
0.360%, VRD	2,900,000	2,900,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Louisiana — (concluded)
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project),
0.360%, VRD	13,735,000	13,735,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2,
0.380%, VRD	1,945,000	1,945,000

		42,180,000

Maryland — 1.16%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A,
0.370%, VRD	6,155,000	6,155,000
Maryland State Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University), Series A,
0.380%, VRD	8,400,000	8,400,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue,
0.400%, VRD	2,865,000	2,865,000
Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.390%, VRD	9,700,000	9,700,000
Series B-3,
0.450%, VRD	7,000,000	7,000,000

		34,120,000

Massachusetts — 0.82%
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R,
0.320%, VRD	3,880,000	3,880,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series F3,
0.400%, VRD	3,725,000	3,725,000
Massachusetts Housing Finance Agency Revenue, Series B,
0.400%, VRD	12,008,000	12,008,000
University of Massachusetts Building Authority Revenue Refunding, Senior Series 1,
0.380%, VRD	4,565,000	4,565,000

		24,178,000

Michigan — 0.15%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project),
0.350%, VRD	2,710,000	2,710,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Michigan — (concluded)
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F,
0.400%, VRD	1,720,000	1,720,000

		4,430,000

Minnesota — 1.22%
Rochester Health Care Facilities Revenue (Mayo Clinic),
Series A,
0.350%, VRD	16,250,000	16,250,000
Series B,
0.350%, VRD	19,500,000	19,500,000

		35,750,000

Mississippi — 4.38%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A,
0.340%, VRD	15,900,000	15,900,000
Series C,
0.340%, VRD	31,350,000	31,350,000
Series D,
0.370%, VRD	4,400,000	4,400,000
Series E,
0.380%, VRD	1,300,000	1,300,000
Series G,
0.340%, VRD	35,730,000	35,730,000
Series I,
0.340%, VRD	5,000,000	5,000,000
Series J,
0.370%, VRD	12,350,000	12,350,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System Project),
0.340%, VRD	22,500,000	22,500,000

		128,530,000

Missouri — 3.33%
Kansas City Industrial Development Authority Revenue Refunding (Ethans Apartments Project),
0.420%, VRD	14,500,000	14,500,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare),
Series C-3,
0.380%, VRD	2,900,000	2,900,000
Series C-5,
0.450%, VRD	22,830,000	22,830,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-2,
0.350%, VRD	4,315,000	4,315,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Missouri — (concluded)
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series A,
0.370%, VRD	7,050,000	7,050,000
Series B,
0.350%, VRD	10,900,000	10,900,000
Series B,
0.370%, VRD	7,910,000	7,910,000
Series C,
0.350%, VRD	12,400,000	12,400,000
Series D,
0.350%, VRD	8,850,000	8,850,000
St. Charles County Public Water District No. 2 Refunding, Series A,
0.400%, VRD	5,950,000	5,950,000

		97,605,000

Nebraska — 0.49%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children), Series A,
0.400%, VRD	14,500,000	14,500,000

New Hampshire — 1.70%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College),
0.400%, VRD	22,920,000	22,920,000
Series B,
0.380%, VRD	26,900,000	26,900,000

		49,820,000

New Jersey — 1.01%
Burlington County Bridge Community Revenue (Lutheran Home Project), Series A,
0.410%, VRD	2,615,000	2,615,000
New Jersey Economic Development Authority Revenue (Bancroft Neurohealth Project),
0.410%, VRD	2,490,000	2,490,000
New Jersey Educational Facilities Authority Revenue (Centenary College), Series A,
0.400%, VRD	2,485,000	2,485,000
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University),
0.420%, VRD	8,895,000	8,895,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D,
0.400%, VRD	11,100,000	11,100,000
New Jersey Health Care Facilities Financing Authority Revenue, Series A-3,
0.410%, VRD	1,955,000	1,955,000

		29,540,000

New Mexico — 0.27%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1,
0.410%, VRD	8,000,000	8,000,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York — 14.17%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A,
0.480%, VRD	4,470,000	4,470,000
Metropolitan Transportation Authority Dedicated Tax Fund Refunding, Subseries B-1,
0.400%, VRD	25,000,000	25,000,000
Metropolitan Transportation Authority Revenue, Subseries G-1G,
0.430%, VRD	2,000,000	2,000,000
Nassau Health Care Corp. Revenue, Series B-1,
0.380%, VRD	15,350,000	15,350,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C,
0.380%, VRD	20,000,000	20,000,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A,
0.380%, VRD	27,400,000	27,400,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1,
0.400%, VRD	30,700,000	30,700,000
Series BB-2,
0.380%, VRD	2,000,000	2,000,000
Series BB-5,
0.340%, VRD	33,630,000	33,630,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second Generation Resolution),
Series A,
0.360%, VRD	5,745,000	5,745,000
Series B-4,
0.340%, VRD	8,300,000	8,300,000
Series CC-1,
0.370%, VRD	1,900,000	1,900,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Subseries F1A,
0.400%, VRD	15,250,000	15,250,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series C,
0.380%, VRD	7,985,000	7,985,000
Subseries A-4,
0.340%, VRD	15,250,000	15,250,000
Subseries A-4,
0.350%, VRD	4,000,000	4,000,000
Subseries D-4,
0.380%, VRD	14,300,000	14,300,000
Subseries E-4,
0.360%, VRD	8,000,000	8,000,000
New York City,
Series F, Subseries F-3,
0.380%, VRD	2,250,000	2,250,000
Subseries B-3,
0.380%, VRD	12,045,000	12,045,000
Subseries D-4,
0.350%, VRD	8,000,000	8,000,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York — (concluded)
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A-2,
0.480%, VRD	12,700,000	12,700,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured),
0.370%, VRD	9,400,000	9,400,000
New York State Housing Finance Agency (Riverside Center 2 Housing),
Series A-2,
0.400%, VRD	11,900,000	11,900,000
Series A-3,
0.400%, VRD	10,000,000	10,000,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A, (FHLMC Insured),
0.380%, VRD	12,300,000	12,300,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A, (FNMA Insured),
0.490%, VRD	9,700,000	9,700,000
New York State Housing Finance Agency Revenue (Maestro West Chelsea Housing), Series A,
0.400%, VRD	2,000,000	2,000,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5,
0.470%, VRD	2,100,000	2,100,000
Onondaga County Industrial Development Agency (Syracuse University Project), Series B,
0.400%, VRD	1,000,000	1,000,000
Saratoga County Capital Resource Corp. Revenue (Saratoga Hospital Project),
0.450%, VRD	2,930,000	2,930,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A,
0.400%, VRD	21,165,000	21,165,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-2,
0.340%, VRD	27,275,000	27,275,000
Triborough Bridge & Tunnel Authority Revenue,
Series B,
0.380%, VRD	16,270,000	16,270,000
Series B-3,
0.340%, VRD	13,395,000	13,395,000

		415,710,000

North Carolina — 4.27%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Hospital), Series E, (AGM Insured),
0.400%, VRD	12,000,000	12,000,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series H,
0.350%, VRD	59,860,000	59,860,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
North Carolina — (concluded)
Guilford County, Series B,
0.450%, VRD	3,345,000	3,345,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University), Series B,
0.410%, VRD	6,395,000	6,395,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A,
0.450%, 01/01/99 VRD	15,695,000	15,695,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas), Series A,
0.390%, VRD	27,920,000	27,920,000

		125,215,000

Ohio — 4.97%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A,
0.400%, VRD	4,795,000	4,795,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project),
0.500%, VRD	9,010,000	9,010,000
Columbus Sewer Revenue, Series B,
0.430%, VRD	27,350,000	27,350,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B,
0.420%, VRD	11,370,000	11,370,000
Ohio (Common Schools),
Series A,
0.450%, VRD	8,610,000	8,610,000
Series B,
0.390%, VRD	28,875,000	28,875,000
Series B,
0.450%, VRD	11,000,000	11,000,000
Series D,
0.390%, VRD	38,500,000	38,500,000
Ohio Educational Facilities Communication Revenue Hospital (JP Morgan Chase PUTTERs, Series 3139),
0.450%, VRD[1,2]	6,225,000	6,225,000

		145,735,000

Oregon — 0.07%
Oregon Health & Science University Revenue, Series C,
0.370%, VRD	2,035,000	2,035,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Pennsylvania — 3.08%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University),
0.380%, VRD	2,000,000	2,000,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship),
0.430%, VRD	3,545,000	3,545,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B,
0.400%, VRD	28,815,000	28,815,000
Emmaus General Authority Revenue, Subseries H-19,
0.400%, VRD	5,000,000	5,000,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series,
0.450%, VRD	10,000,000	10,000,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding,
Series B-2,
0.400%, VRD	4,100,000	4,100,000
Series B-3,
0.420%, VRD	4,000,000	4,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2,
0.420%, VRD	21,045,000	21,045,000
Washington County Authority Revenue Refunding (University of Pennsylvania),
0.450%, VRD	8,580,000	8,580,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series B,
0.430%, VRD	3,395,000	3,395,000

		90,480,000

Rhode Island — 0.23%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology),
0.400%, VRD	1,090,000	1,090,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Rhode Island — (concluded)
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project),
0.340%, VRD	5,750,000	5,750,000

		6,840,000

South Carolina — 0.85%
Charleston County School District Development Corp. Tax Anticipation Notes (SCSDE Insured),
1.500%, due 04/01/16	25,000,000	25,000,000

Tennessee — 0.39%
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project), Series A,
0.410%, VRD	11,500,000	11,500,000

Texas — 9.60%
Alamo Community College District (Citigroup ROCS, Series RR-II-R-883WF), (FGIC Insured),
0.430%, VRD[1,2]	7,595,000	7,595,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.340%, VRD	8,325,000	8,325,000
Subseries C-2,
0.340%, VRD	26,440,000	26,440,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.340%, VRD	52,015,000	52,015,000
Series A-2,
0.340%, VRD	12,365,000	12,365,000
Harris County Hospital District Revenue Refunding (Senior Lien),
0.430%, VRD	8,120,000	8,120,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B,
0.360%, VRD	26,765,000	26,765,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project),
0.300%, VRD	51,305,000	51,305,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C,
0.500%, VRD	2,600,000	2,600,000
Texas Transportation Commission State Highway Fund Revenue (First Tier),
5.000%, due 04/01/16	12,200,000	12,200,000
Texas Transportation Commission State Highway,
5.000%, due 04/01/16	11,000,000	11,000,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Texas — (concluded)
University of Texas Permanent University (Funding System), Series A,
0.370%, VRD	24,640,000	24,640,000
0.390%, VRD	13,250,000	13,250,000
University of Texas Revenue (Financing Systems), Series B,
0.390%, VRD	5,125,000	5,125,000
University of Texas Revenue Refunding (Financing Systems), Series B,
0.390%, VRD	19,915,000	19,915,000

		281,660,000

Utah — 0.80%
Murray City Hospital Revenue (IHC Health Services, Inc.),
Series C,
0.350%, VRD	2,020,000	2,020,000
Series D,
0.340%, VRD	21,490,000	21,490,000

		23,510,000

Virginia — 1.68%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A,
0.500%, VRD	4,300,000	4,300,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2,
0.400%, VRD	21,720,000	21,720,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series A,
0.400%, VRD	13,725,000	13,725,000
Series D,
0.380%, VRD	3,200,000	3,200,000
Series F,
0.370%, VRD	6,350,000	6,350,000

		49,295,000

Washington — 0.44%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.450%, VRD[1,2]	5,000,000	5,000,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Washington — (concluded)
Washington Housing Finance Commission Nonprofit Revenue (YMCA Tacoma-Pierce County Project),
0.380%, VRD	7,915,000	7,915,000

		12,915,000

Total municipal bonds and notes (cost — $2,428,223,000)		2,428,223,000

Tax-exempt commercial paper — 18.02%
California — 1.13%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1,
0.430%, due 05/24/16	8,000,000	8,000,000
Los Angeles County Capital Asset Lease,
0.040%, due 04/05/16	20,000,000	20,000,000
State of California
0.030%, due 04/05/16	5,000,000	5,000,000

		33,000,000

Connecticut — 0.59%
Yale University,
0.040%, due 04/05/16	17,260,000	17,260,000

Illinois — 0.89%
Illinois Educational Facilities Authority Revenue,
0.030%, due 04/01/16	8,091,000	8,091,000
0.090%, due 05/02/16	18,000,000	18,000,000

		26,091,000

Maryland — 2.50%
Johns Hopkins University,
0.050%, due 04/05/16	15,635,000	15,635,000
0.030%, due 05/04/16	7,645,000	7,645,000
Montgomery County,
0.040%, due 04/05/16	15,000,000	15,000,000
0.410%, due 04/07/16	35,000,000	35,000,000

		73,280,000

Massachusetts — 1.12%
Harvard University,
0.020%, due 04/07/16	5,000,000	5,000,000
0.050%, due 04/08/16	8,000,000	8,000,000
0.030%, due 04/21/16	5,000,000	5,000,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper — (continued)
Massachusetts — (concluded)
Massachusetts School Building Authority,
0.030%, due 04/01/16	15,000,000	15,000,000

		33,000,000

Minnesota — 1.72%
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A,
0.450%, due 04/28/16	50,600,000	50,600,000

Missouri — 1.36%
Curators University,
0.060%, due 05/04/16	40,000,000	40,000,000

New York — 0.62%
New York State Power Authority,
0.040%, due 04/01/16	8,200,000	8,200,000
0.050%, due 04/01/16	10,000,000	10,000,000

		18,200,000

North Carolina — 0.20%
Duke University,
0.350%, due 04/18/16	5,945,000	5,945,000

Ohio — 0.34%
Cleveland Clinic,
0.070%, due 04/07/16	10,000,000	10,000,000

Tennessee — 1.09%
Vanderbilt University,
0.060%, due 05/04/16	20,000,000	20,000,000
0.290%, due 05/23/16	12,000,000	12,000,000

		32,000,000

Texas — 5.09%
Dallas Area Rapid Transit,
0.060%, due 04/19/16	10,000,000	10,000,000
0.160%, due 05/10/16	9,000,000	9,000,000
0.140%, due 05/17/16	6,000,000	6,000,000
Lower Colorado River Authority Revenue,
0.160%, due 05/03/16	9,534,000	9,534,000
Methodist Hospital,
0.250%, due 04/13/16	28,000,000	28,000,000
University of Texas Permanent University Fund,
0.070%, due 04/08/16	20,000,000	20,000,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper — (concluded)
Texas — (concluded)
University of Texas,
0.030%, due 04/01/16	14,774,000	14,774,000
0.060%, due 04/01/16	10,000,000	10,000,000
0.050%, due 04/20/16	13,000,000	13,000,000
0.360%, due 04/26/16	12,000,000	12,000,000
0.090%, due 05/04/16	7,000,000	7,000,000
0.050%, due 05/09/16	10,000,000	10,000,000

		149,308,000

Virginia — 0.90%
University of Virginia,
0.020%, due 04/06/16	10,000,000	10,000,000
0.050%, due 04/21/16	3,200,000	3,200,000
0.040%, due 04/26/16	5,300,000	5,300,000
0.060%, due 04/27/16	7,800,000	7,800,000

		26,300,000

Washington — 0.47%
University of Washington,
0.210%, due 05/04/16	13,750,000	13,750,000

Total tax-exempt commercial paper (cost — $528,734,000)		528,734,000

Total investments (cost — $2,956,957,000 which approximates cost for federal income tax purposes) — 100.77%		2,956,957,000
Liabilities in excess of other assets — (0.77)%		(22,482,633)

Net assets (applicable to 2,934,468,262 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		2,934,474,367

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	2,428,223,000	—	2,428,223,000
Tax-exempt commercial paper	—	528,734,000	—	528,734,000
Total	—	2,956,957,000	—	2,956,957,000

At March 31, 2016, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 7 days

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — March 31, 2016 (unaudited)

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.98% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms
AGM	Assured Guaranty Municipal Corporation
CCAO	County Commissioners Association of Ohio
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2016 and reset periodically.

Valuation of investments

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the semiannual report to shareholders dated December 31, 2015.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: May 27, 2016

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: May 27, 2016